Financial instruments	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Financial instruments
14. Financial instruments
Financial instruments by category
The carrying value and fair value of financial instruments by class as at March 31, 2024 are as follows:
Financial assets

	Financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Total carrying value	Total fair value
Cash and cash equivalents	$87,431	$—	$—	$87,431	$87,431
Investment in fixed deposits	11,209	—	—	11,209	11,209
Investments in mutual funds	—	145,635	—	145,635	145,635
Trade receivables	124,570	—	—	124,570	124,570
Unbilled revenue (1)	107,695	—	—	107,695	107,695
Funds held for clients	6,853	—	—	6,853	6,853
Prepayments and other assets (2)	9,100	—	—	9,100	9,100
Other non-current assets (3)	16,589	—	—	16,589	16,589
Derivative assets	—	560	7,201	7,761	7,761

Total carrying value	$363,447	$146,195	$7,201	$516,843	$516,843

Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at FVTPL	Financial liabilities at FVOCI	Total carrying value	Total fair Value
Trade payables	$24,971	$—	$—	$24,971	$24,971
Long-term debt (includes current portion) (4)	139,830	—	—	139,830	139,830
Short term line of credit	40,000	—	—	40,000	40,000
Other employee obligations (5)	98,757	—	—	98,757	98,757
Provisions and accrued expenses	31,180	—	—	31,180	31,180
Lease liabilities	190,145	—	—	190,145	190,145
Other liabilities (6)	4,404	20,510	—	24,914	24,914
Derivative liabilities	—	1,153	3,373	4,526	4,526

Total carrying value	$529,287	$21,663	$3,373	$554,323	$554,323

Notes:

(1)	Excluding non-financial assets $ 82 .
(2)	Excluding non-financial assets $ 21,310 .
(3)	Excluding non-financial assets $ 42,459 .
(4)	Excluding non-financial asset (unamortized debt issuance cost) $ 626 .
(5)	Excluding non-financial liabilities $ 31,237 .
(6)	Excluding non-financial liabilities $ 8,837 .

The carrying value and fair value of financial instruments by class as at March 31, 2023 are as follows:
Financial assets

	Financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Total carrying value	Total fair value
Cash and cash equivalents	$127,898	$—	$—	$127,898	$127,898
Investment in fixed deposits	9,196	—	—	9,196	9,196
Investments in mutual funds	—	167,844	—	167,844	167,844
Trade receivables	113,107	—	—	113,107	113,107
Unbilled revenue (1)	99,192	—	—	99,192	99,192
Funds held for clients	9,411	—	—	9,411	9,411
Prepayments and other assets (2)	6,357	—	—	6,357	6,357
Other non-current assets (3)	15,920	—	—	15,920	15,920
Derivative assets	—	1,424	7,630	9,054	9,054

Total carrying value	$381,081	$169,268	$7,630	$557,979	$557,979

Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at FVTPL	Financial liabilities at FVOCI	Total carrying value	Total fair Value
Trade payables	$25,397	$—	$—	$25,397	$25,397
Long-term debt (includes current portion) (4)	174,381	—	—	174,381	174,381
Other employee obligations (5)	100,148	—	—	100,148	100,148
Provisions and accrued expenses	41,761	—	—	41,761	41,761
Lease liabilities	198,982	—	—	198,982	198,982
Other liabilities (6)	6,347	42,256	—	48,603	48,603
Derivative liabilities	—	409	9,509	9,918	9,918

Total carrying value	$547,016	$42,665	$9,509	$599,190	$599,190

Notes:

(1)	Excluding non-financial assets $ 593 .
(2)	Excluding non-financial assets $ 27,494 .
(3)	Excluding non-financial assets $ 33,689 .
(4)	Excluding non-financial asset (unamortized debt issuance cost) $ 975 .
(5)	Excluding non-financial liabilities $ 27,237 .
(6)	Excluding non-financial liabilities $ 12,903 .

For the financial assets and liabilities subject to offsetting or similar arrangements, each agreement between the Company and the counterparty allows for net settlement of the relevant financial assets and liabilities when both elect to settle on a net basis. In the absence of such an election, financial assets and liabilities will be settled on a gross basis.
Financial assets and liabilities subject to offsetting, enforceable master netting arrangements or similar agreements as at March 31, 2024 are as follows:

Description of types of financial assets	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial Instruments	Cash collateral received
Derivative assets	$7,761	$—	$7,761	$(3,708)	$—	$4,053

Total	$7,761	$—	$7,761	$(3,708)	$—	$4,053

Description of types of financial liabilities	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral pledged
Derivative liabilities	$4,526	$—	$4,526	$(3,708)	$—	$818

Total	$4,526	$—	$4,526	$(3,708)	$—	$818

Financial assets and liabilities subject to offsetting, enforceable master netting arrangements or similar agreements as at March 31, 2023 are as follows:

Description of types of financial assets	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial Instruments	Cash collateral received
Derivative assets	$9,054	$—	$9,054	$(4,325)	$—	$4,729

Total	$9,054	$—	$9,054	$(4,325)	$—	$4,729

Description of types of financial liabilities	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral pledged
Derivative liabilities	$9,917	$—	$9,917	$(4,325)	$—	$5,592

Total	$9,917	$—	$9,917	$(4,325)	$—	$5,592

Fair value hierarchy
The following is the hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:
Level 1 — quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2 — other techniques for which all inputs have a significant effect on the recorded fair value are observable, either directly or indirectly.
Level 3 — techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.
The fair value is estimated using the discounted cash flow approach and market rates of interest. The valuation technique involves assumptions and judgments regarding risk characteristics of the instruments, discount rates and future cash flows.
The Company uses valuation techniques in measuring the fair value of financial instruments, where active market quotes are not available. In applying the valuation techniques, the Company makes maximum use of market inputs, and uses estimates and assumptions that are, as far as possible, consistent with observable data that market participants would use in pricing the instrument. Where applicable data is not observable, the Company uses its best estimate about the assumptions that market participants would make. These estimates may vary from the actual prices that would be achieved in an arm’s length transaction at the reporting date.

The assets and liabilities measured at fair value on a recurring basis as at March 31, 2024 are as follows:

	Fair value measurement at reporting date using
Description	March 31, 2024	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Financial assets at FVTPL
Foreign exchange contracts	$560	$—	$560	$—
Investments in mutual funds	145,635	145,322	313	—
Financial assets at FVOCI
Foreign exchange contracts	7,201	—	7,201	—

Total assets	$153,396	$145,322	$8,074	$—

Liabilities
Financial liabilities at FVTPL
Foreign exchange contracts	$1,153	$—	$1,153	$—
Contingent consideration	20,510	—	—	20,510
Financial liabilities at FVOCI
Foreign exchange contracts	3,373	—	3,373	—

Total liabilities	$25,036	$—	$4,526	$20,510

The assets and liabilities measured at fair value on a recurring basis as at March 31, 2023 are as follows:

		Fair value measurement at reporting date using
Description	March 31, 2023	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Financial assets at FVTPL
Foreign exchange contracts	$1,424	$—	$1,424	$—
Investments in mutual funds	167,844	167,509	335	—
Financial assets at FVOCI
Foreign exchange contracts	7,630	—	7,630	—

Total assets	$176,898	$167,509	$9,389	$—

Liabilities
Financial liabilities at FVTPL
Foreign exchange contracts	$409	$—	$409	$—
Contingent consideration	42,256	—	—	42,256
Financial liabilities at FVOCI
Foreign exchange contracts	9,508	—	9,508	—

Total liabilities	$52,173	$—	$9,917	$42,256

Description of significant unobservable inputs to Level 3 valuation
The fair value of the
contigent
consideration liability for The Smart Cube, OptiBuy and Vuram was estimated using a probability weighted method and achievement of target revenues and adjusted EBITDA (with certain adjustments) with a discount rate of 4.93%, 2.90% and 2.75%, respectively. One percentage point change in the unobservable inputs used in fair valuation of the contingent consideration does not have a significant impact on its value.
During the year ended March 31, 2024, there was a change in the fair value of contingent consideration liability for The Smart Cube with a discount rate of 6.45%.
The fair value is estimated using the discounted cash flow approach which involves assumptions and judgments regarding risk characteristics of the instruments, discount rates, future cash flows, foreign exchange spot, forward premium rates and market rates of interest.
The movement in contingent consideration categorised under Level 3 fair value measurement is given below:

	For the year ended
	March 31, 2024	March 31, 2023
Balance at the beginning of the year	$42,256	$—
On acqusitions (Refer Note 4(a), 4(b), 4(d))	—	43,534
Payable upon achievement of target (Refer Note 4(b))	—	(2,168)
Finance expense recognized in the consolidated statement of income	1,044	706
Gain recognised in the consolidated statement of income (Refer Note 4(a), 4(d))	(22,470)	—
Translation	(320)	184

Balance at the end of the year	$20,510	$42,256

During the years ended March 31, 2024 and 2023, there were no transfers between Level 1 and Level 2 fair value measurements, and no transfers into and out of Level 3 fair value measurements.

Derivative financial instruments
The primary risks managed by using derivative instruments are foreign currency exchange risk. Forward and option contracts up to 24 months on various foreign currencies are entered into to manage the foreign currency exchange rate risk on forecasted revenue denominated in foreign currencies and monetary assets and liabilities held in non-functional
currencies. The Company’s primary exchange rate exposure is with the US dollar and pound sterling against the Indian rupee. For derivative instruments which qualify for cash flow hedge accounting, the Company records the effective portion of gain or loss from changes in the fair value of the derivative instruments in other comprehensive income/(loss), which is reclassified into earnings in the same period during which the hedged item affects earnings. Derivative instruments qualify for hedge accounting when the instrument is designated as a hedge; the hedged item is specifically identifiable and exposes the Company to risk; and it is expected that a change in fair value of the derivative instrument and an opposite change in the fair value of the hedged item will have a high degree of correlation. Determining the high degree of correlation between the change in fair value of the hedged item and the derivative instruments involves significant judgment including the probability of the occurrence of the forecasted transaction. When it is highly probable that a forecasted transaction will not occur, the Company discontinues the hedge accounting and recognizes immediately in the consolidated statement of income, the gains and losses attributable to such derivative instrument that were accumulated in other comprehensive income/(loss).
The following table presents the notional values of outstanding foreign exchange forward contracts and foreign exchange option contracts:

	As at
	March 31, 2024	March 31, 2023
Forward contracts (Sell)
In US dollars	$444,560	$346,081
In Pound Sterling	130,248	113,398
In Euro	38,201	30,125
In Australian dollars	36,202	25,123
Others	22,589	19,641

	$671,800	$534,368

Option contracts (Sell)
In US dollars	$297,823	$239,747
In Pound Sterling	116,356	101,737
In Euro	45,822	35,690
In Australian dollars	41,114	32,825

	$501,115	$409,999

The amount of gain/ (loss) reclassified from other comprehensive income into consolidated statement of income in respective line items for the years ended March 31, 2024, 2023 and 2022 are as follows:

	Year ended March 31,
	2024	2023	2022
Revenue	$(4,969)	$(2,185)	$3,451
Foreign exchange gain/(loss), net	—	—	93
Finance expense	—	—	(217)
Income tax related to amounts reclassified into consolidated statement of income	1,214	(1,432)	(1,150)

Total	$(3,755)	$(3,617)	$2,177

As at March 31, 2024, a loss amounting to $41 on account of cash flow hedges in relation to forward and option contracts entered is expected to be reclassified from other comprehensive income into the consolidated statement of income over a period of 24 months.
Due to the discontinuation of cash flow hedge accounting on account of non-occurrence
of original forecasted transactions by the end of the originally specified time period, the Company recognized in the consolidated statement of income a gain of Nil, a gain of $93 and a loss of $222 for the years ended March 31, 2024, 2023 and 2022, respectively.
Financial risk management
Financial risk factors
The Company’s activities expose it to a variety of financial risks: market risk, interest rate risk, credit risk and liquidity risk. The Company’s primary focus is to foresee the unpredictability of financial markets and seek to minimize potential adverse effects on its financial performance. The primary market risk to the Company is foreign exchange risk. The Company uses derivative financial instruments to mitigate foreign exchange related risk exposures. The Company’s exposure to credit risk is influenced mainly by the individual characteristic of each customer and the concentration of risk from the top few customers. The demographics of the customer including the default risk of the industry and country in which the customer operates also has an influence on credit risk assessment. The Company does not enter into or trade financial instruments, including derivative financial instruments, for speculative purposes.
Risk management procedures
The Company manages market risk through treasury operations. Senior management and the Board of Directors approve the Company’s treasury operations’ objectives and policies. The activities of treasury operations include management of cash resources, implementation of hedging strategies for foreign currency exposures, implementation of borrowing strategies and monitoring compliance with market risk limits and policies. The Company’s foreign exchange committee, comprising the Director nominated by the Board, Group Chief Executive Officer and Group Chief Financial Officer, is the approving authority for all hedging instruments.
Components of market risk
Exchange rate or currency risk
The Company’s exposure to market risk arises principally from exchange rate risk. Although substantially all of the Company’s revenue is denominated in pound sterling and US dollars, a significant portion of expenses for the year ended March 31, 2024 (net of payments to repair centers made as part of the Company’s BFSI SBU) were incurred and paid in Indian rupees. The exchange rates among the Indian rupee, the pound sterling and the US dollar have changed substantially in recent years and may fluctuate substantially in the future. The Company hedges a portion of forecasted external and inter-company revenue denominated in foreign currencies with forward contracts and options.
Based upon the Company’s level of operations for the year ended March 31, 2024, a sensitivity analysis shows that a 10% appreciation or depreciation in the pound sterling against the US dollar would have increased or decreased, respectively, the Company’s revenue for the year ended March 31, 2024 by approximately $32,343. Similarly, a 10% appreciation or depreciation in the Indian rupee against the US dollar would have increased or decreased, respectively, the Company’s expenses incurred and paid in Indian rupee for the year ended March 31, 2024 by approximately $51,271.

The foreign currency risk from
non-derivative
financial instruments as at March 31, 2024 is as follows:

	As at March 31, 2024
	US Dollar	Pound Sterling	Indian Rupees	Australian Dollar	Euro	Other currencies	Total
Cash and cash equivalents	$9,359	$731	$316	$31	$1,550	$177	$12,164
Trade receivables	217,863	38,240	2,670	12,076	23,740	5,134	299,723
Unbilled revenue	9,452	10,274	—	21	6,535	694	26,976
Prepayments and other current assets	438	104	50	46	270	—	908
Other non-current assets	13	—	—	—	237	49	299
Trade payables	(84,564)	(58,476)	(4,133)	—	(26,554)	(497)	(174,224)
Provisions and accrued expenses	(7,636)	(584)	(315)	(8)	(920)	(88)	(9,551)
Pension and other employee obligations	(29)	(667)	—	—	(1)	(387)	(1,084)
Lease liabilities	—	—	—	—	(5,482)	(106)	(5,588)
Other liabilities	(4,233)	(9)	—	—	(8,834)	—	(13,076)
Non-current liabilities	(16,329)	—	—	—	—	—	(16,329)

Net assets/ (liabilities)	$124,334	$(10,387)	$(1,412)	$12,166	$(9,459)	$4,976	$120,218

The foreign currency risk from
non-derivative
financial instruments as at March 31, 2023 is as follows:

	As at March 31, 2023
	US Dollar	Pound Sterling	Indian Rupees	Australian Dollar	Euro	Other Currencies	Total
Cash and cash equivalents	$4,762	$631	$—	$66	$3,983	$31	$9,473
Trade receivables	189,929	31,964	2,759	8,381	20,018	4,543	257,594
Unbilled revenue	7,774	5,260	—	—	7,517	685	21,236
Prepayments and other current assets	401	129	51	18	258	23	880
Other non-current assets	13	—	—	—	—	22	35
Trade payables	(46,179)	(50,094)	(6,099)	—	(25,217)	(713)	(128,302)
Provisions and accrued expenses	(6,919)	(955)	(458)	(8)	(828)	(68)	(9,236)
Pension and other employee obligations	(33)	(742)	—	—	(1)	(396)	(1,172)
Lease liabilities	—	—	—	—	(2,721)	(1)	(2722)
Other liabilities	(15,188)	(14)	—	—	(2,518)	(29)	(17,749)
Non-current liabilities	(23,457)	—	—	—	(4,786)	—	(28,243)

Net assets/ (liabilities)	$111,103	$(13,821)	$(3,747)	$8,457	$(4,295)	$4,097	$101,794

Other currencies include currencies such as the Swiss Franc (CHF), Singapore Dollar (SGD), Philippine Peso (PHP), Canadian Dollar (CAD), Polish Zloty (PLN), Sri Lankan Rupee (LKR), Romanian Leu (RON), South African Rand (ZAR), New Zealand Dollar (NZD), Hong Kong Dollar (HKD), United Arab Emirates Dirham (AED), Chinese Yuan Renminbi (CNY), Costa Rican colon (CRC), Danish Krone (DKK), Swedish Krona (SEK), Malaysian Ringgit (MYR), Omani Riyal (OMR), Mexican Peso (MXN), Qatari Riyal (QAR) and Turkish Lira (TRY).
As at March 31, 2024, every 10% appreciation or depreciation of the respective foreign currencies compared to the functional currency of the Company would impact the Company’s profit before tax from operating activities and equity

by approximately $863.
Interest rate risk
The Company’s exposure to interest rate risk arises from borrowings which have a floating rate of interest, which is linked to SOFR and SONIA. The risk is managed by the Company by maintaining an appropriate mix of fixed and floating rate borrowings and by the use of interest rate swap contracts. The costs of floating rate borrowings may be affected by the fluctuations in the interest rates. As at March 31, 2024, the Company has not
entered into any interest rate swap contract.
The Company monitors its positions and does not anticipate
non-performance
by the counterparties. The Company intends to selectively use interest rate swaps, options and other derivative instruments to manage exposure to interest rate movements. These exposures are reviewed by appropriate levels of management on a periodic basis. The Company does not enter into hedging agreements for speculative purposes.
Credit risk
Credit risk arises from the possibility that customers may not be able to settle their obligations as agreed. Trade receivables are typically unsecured and are derived from revenue earned from customers primarily located in the UK and the US. Credit risk is managed through periodic assessment of the financial reliability of customers, taking into account the financial condition, current economic trends, analysis of historical bad debts and ageing of trade receivables. The credit risk on mutual funds, bank deposits and derivative financial instruments is limited because the counterparties are banks and mutual funds with high credit ratings assigned by international credit-rating agencies. The maximum exposure to credit risk at the reporting date is primarily from trade receivables and unbilled revenue which amounted to $124,570 and $107,777, respectively as at March 31, 2024 and $113,107 and $99,785, respectively, as at March 31, 2023.
The Company provides loss allowance using the ECL model on trade receivables and unbilled revenue with no significant financing component at an amount equal to lifetime ECL (Refer Note 7).
The following table gives details in respect of the percentage of revenue generated from the Company’s top customer and top five customers:

	Year ended March 31,
	2024	2023	2022
Revenue from top customer	4.9%	6.5%	7.3%
Revenue from top five customers	20.9%	23.8%	27.1%
Liquidity risk
Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity risk is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under normal and stressed conditions, without incurring unacceptable losses or risking damage to its reputation. Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses and service financial obligations. In addition, the Company has concluded arrangements with reputable banks and has unused lines of credit of $134,084 as at March 31, 2024 that could be drawn upon, should there be a need.

The contractual maturities of financial liabilities are as follows:

	As at March 31, 2024
	Less than 1 Year	1-2 years	2-5 years	Total
Trade payables	$24,971	$—	$—	$24,971
Long-term debt (includes current portion) (1)	36,958	36,958	65,914	139,830
Short term line of credit	40,000	—	—	40,000
Provisions and accrued expenses	31,180	—	—	31,180
Other liabilities	11,134	13,780	—	24,914
Other employee obligations	98,757	—	—	98,757
Derivative financial instruments	3,968	558	—	4,526

Total (2) (3)	$246,968	$51,296	$65,914	$364,178

Notes:

(1)	Before netting off debt issuance cost of $ 626
(2)	For contractual maturities of lease liabilities refer note 12.
(3)	Non-financial liabilities are explained in the financial instruments categories table above.

	As at March 31, 2023
	Less than 1 Year	1-2 years	2-5 years	Total
Trade payables	$25,397	$—	$—	$25,397
Long-term debt (includes current portion) (1)	36,476	36,476	101,429	174,381
Provisions and accrued expenses	41,761	—	—	41,761
Other liabilities	27,837	325	20,441	48,603
Other employee obligations	100,148	—	—	100,148
Derivative financial instruments	7,505	2,413	—	9,918

Total (2) (3)	$239,124	$39,214	$121,870	$400,208

Notes:

(1)	Before netting off debt issuance cost of $ 975.
(2)	For contractual maturities of lease liabilities refer note 12.
(3)	Non-financial liabilities are explained in the financial instruments categories table above.
The balanced view of liquidity and financial indebtedness is stated in the table below. This calculation of the net cash position is used by the management:

	As at
	March 31, 2024	March 31, 2023
Cash and cash equivalents	$87,431	$127,898
Investments	156,844	177,040
Short term line of credit	(40,000)	—
Long-term debt (includes current portion) (1)	(139,830)	(174,381)

Net cash position	$64,445	$130,557

Note:

(1)	Before netting off debt issuance cost of $ 626 and $ 975 as at March 31, 2024 and March 31, 2023, respectively.